COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [abstract]
Schedule of commitments and contingent liabilities

	December 31,
	2016	2017
	RMB	RMB

Within one year	14,917	11,114
Between one and two years	14,228	11,492
Between two and three years	13,966	10,730
Between three and four years	13,217	10,552
Between four and five years	12,980	10,428
Thereafter	275,570	202,806

	344,878	257,122

Schedule of capital commitments

	December 31,
	2016	2017
	RMB	RMB

Authorized and contracted for (i)	116,379	120,386
Authorized but not contracted for	31,720	57,997

	148,099	178,383

Note:

(i)    The investment commitments for the year ended December 31, 2016 and 2017 of the Group were RMB 4,173 and RMB 3,364, respectively.

Schedule of estimated future annual payments of exploration and production licenses

	December 31,
	2016	2017
	RMB	RMB

Within one year	263	205
Between one and two years	123	83
Between two and three years	25	32
Between three and four years	24	28
Between four and five years	25	28
Thereafter	867	882

	1,327	1,258

Schedule of contingent liabilities

	December 31,
	2016	2017
	RMB	RMB

Joint ventures	658	940
Associates (ii)	11,545	13,520
Others	10,669	9,732

	22,872	24,192

Note:

(ii)     The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2017, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 13,520.